UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024

Item 1. Report to Stockholders.

(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

West Loop Realty Fund
Class A/REIAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the West Loop Realty Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
West Loop Realty Fund (Class A/REIAX)	$67	1.35%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,535,985
Total number of portfolio holdings	26
Total advisory fee paid/(reimbursed)	$4,441
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Equinix, Inc. - REIT	7.9%
AvalonBay Communities, Inc. - REIT	6.6%
Ventas, Inc. - REIT	6.5%
Camden Property Trust - REIT	5.7%
Crown Castle International Corp. - REIT	5.5%
Prologis, Inc. - REIT	5.0%
Welltower, Inc. - REIT	4.6%
American Tower Corp. - REIT	4.4%
American Homes 4 Rent - REIT	4.4%
Public Storage, Inc. - REIT	4.3%
Asset Allocation
Industry Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.

West Loop Realty Fund
Class C/REICX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the West Loop Realty Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
West Loop Realty Fund (Class C/REICX)	$103	2.10%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,535,985
Total number of portfolio holdings	26
Total advisory fee paid/(reimbursed)	$4,441
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Equinix, Inc. - REIT	7.9%
AvalonBay Communities, Inc. - REIT	6.6%
Ventas, Inc. - REIT	6.5%
Camden Property Trust - REIT	5.7%
Crown Castle International Corp. - REIT	5.5%
Prologis, Inc. - REIT	5.0%
Welltower, Inc. - REIT	4.6%
American Tower Corp. - REIT	4.4%
American Homes 4 Rent - REIT	4.4%
Public Storage, Inc. - REIT	4.3%
Asset Allocation
Industry Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.

West Loop Realty Fund
Institutional Class/REIIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the West Loop Realty Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
West Loop Realty Fund (Institutional Class/REIIX)	$54	1.10%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,535,985
Total number of portfolio holdings	26
Total advisory fee paid/(reimbursed)	$4,441
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Equinix, Inc. - REIT	7.9%
AvalonBay Communities, Inc. - REIT	6.6%
Ventas, Inc. - REIT	6.5%
Camden Property Trust - REIT	5.7%
Crown Castle International Corp. - REIT	5.5%
Prologis, Inc. - REIT	5.0%
Welltower, Inc. - REIT	4.6%
American Tower Corp. - REIT	4.4%
American Homes 4 Rent - REIT	4.4%
Public Storage, Inc. - REIT	4.3%
Asset Allocation
Industry Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

West Loop Realty Fund

(Class A: REIAX)

(Class C: REICX)

(Institutional Class: REIIX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2024

West Loop Realty Fund

A series of Investment Managers Series Trust

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights
Class A	6
Class C	7
Institutional Class	8
Notes to Financial Statements	9

This report and the financial statements contained herein are provided for the general information of the shareholders of the West Loop Realty Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

libertystreetfunds.com/west-loop-realty-fund/

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

West Loop Realty Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 99.5%
	REAL ESTATE — 99.5%
	REITS-CELL TOWERS — 13.9%
4,700	American Tower Corp. - REIT	$913,586
11,500	Crown Castle International Corp. - REIT	1,123,550
4,200	SBA Communications Corp. - REIT	824,460
		2,861,596

	REITS-DATA CENTERS — 12.0%
5,600	Digital Realty Trust, Inc. - REIT	851,480
2,140	Equinix, Inc. - REIT	1,619,124
		2,470,604

	REITS-HEALTH CARE — 15.7%
23,000	American Healthcare REIT, Inc. - REIT	336,030
38,000	Healthcare Realty Trust, Inc. - REIT	626,240
26,000	Ventas, Inc. - REIT	1,332,760
9,000	Welltower, Inc. - REIT	938,250
		3,233,280

	REITS-INDUSTRIAL — 13.0%
24,000	Americold Realty Trust - REIT	612,960
23,500	Plymouth Industrial REIT, Inc. - REIT	502,430
9,200	Prologis, Inc. - REIT	1,033,252
11,500	Rexford Industrial Realty, Inc. - REIT	512,785
		2,661,427

	REITS-OFFICE PROPERTY — 2.4%
19,000	Highwoods Properties, Inc.	499,130

	REITS-REGIONAL MALLS — 2.6%
3,500	Simon Property Group, Inc. - REIT	531,300

	REITS-RESIDENTIAL — 23.0%
24,000	American Homes 4 Rent - REIT	891,840
6,500	AvalonBay Communities, Inc. - REIT	1,344,785
10,800	Camden Property Trust - REIT	1,178,388
14,500	Invitation Homes, Inc. - REIT	520,405
6,500	Sun Communities, Inc. - REIT	782,210
		4,717,628

	REITS-SHOPPING CENTERS — 5.6%
22,000	Brixmor Property Group, Inc.	507,980

West Loop Realty Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	REITS-SHOPPING CENTERS (Continued)
26,000	InvenTrust Properties Corp. - REIT	$643,760
		1,151,740

	REITS-SINGLE TENANT — 3.0%
14,200	NNN REIT, Inc.	604,920

	REITS-STORAGE — 8.3%
5,300	Extra Space Storage, Inc. - REIT	823,673
3,075	Public Storage, Inc. - REIT	884,524
		1,708,197

	TOTAL COMMON STOCKS
	(Cost $15,498,948)	20,439,822

Principal
Amount
	SHORT-TERM INVESTMENTS — 0.2%
$30,714	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[1]	30,714
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $30,714)	30,714
	TOTAL INVESTMENTS — 99.7%
	(Cost $15,529,662)	20,470,536
	Other Assets in Excess of Liabilities — 0.3%	65,449
	TOTAL NET ASSETS — 100.0%	$20,535,985

REIT – Real Estate Investment Trusts

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

West Loop Realty Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $15,529,662)	$20,470,536
Receivables:
Dividends and interest	67,766
Due from Advisor	1,395
Prepaid expenses	32,086
Total assets	20,571,783

Liabilities:
Payables:
Shareholder servicing fees (Note 7)	942
Distribution fees - Class A & Class C (Note 6)	1,129
Fund services fees	5,849
Trustees' deferred compensation (Note 3)	17,247
Auditing fees	8,521
Chief Compliance Officer fees	519
Trustees' fees and expenses	409
Accrued other expenses	1,182
Total liabilities	35,798
Commitments and contingencies (Note 3)
Net Assets	$20,535,985

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$14,293,987
Total distributable earnings (accumulated deficit)	6,241,998
Net Assets	$20,535,985

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$3,539,105
Shares of beneficial interest issued and outstanding	273,894
Redemption price	$12.92
Maximum sales charge (5.75% of offering price)	0.79
Maximum offering price to public	$13.71

Class C Shares:
Net assets applicable to shares outstanding	$1,025,180
Shares of beneficial interest issued and outstanding	79,799
Redemption price	$12.85
Maximum sales charge (1.00% of offering price)	0.13
Maximum offering price to public	$12.98

Institutional Class Shares:
Net assets applicable to shares outstanding	$15,971,700
Shares of beneficial interest issued and outstanding	1,233,666
Redemption price	$12.95

See accompanying Notes to Financial Statements.

West Loop Realty Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

Investment income:
Dividends	$312,069
Interest	386
Total investment income	312,455

Expenses:
Advisory fees	91,810
Shareholder servicing fees (Note 7)	9,601
Distribution fees - Class A (Note 6)	4,596
Distribution fees - Class C (Note 6)	5,034
Fund services fees	30,515
Registration fees	21,555
Legal fees	11,516
Auditing fees	10,321
Chief Compliance Officer fees	9,184
Trustees' fees and expenses	7,480
Shareholder reporting fees	7,303
Miscellaneous	3,483
Insurance fees	2,973
Tax expense	1,233
Total expenses	216,604
Advisory fees recovered (waived)	(87,369)
Net expenses	129,235
Net investment income (loss)	183,220

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on investments	799,900
Net change in unrealized appreciation/depreciation on investments	(1,449,271)
Net realized and unrealized gain (loss)	(649,371)

Net Increase (Decrease) in Net Assets from Operations	$(466,151)

See accompanying Notes to Financial Statements.

West Loop Realty Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$183,220	$411,296
Net realized gain (loss) on investments	799,900	829,302
Net change in unrealized appreciation/depreciation on investments	(1,449,271)	1,818,159
Net increase (decrease) in net assets resulting from operations	(466,151)	3,058,757
Distributions to Shareholders:
Distributions:
Class A	(30,454)	(88,061)
Class C	(4,749)	(16,601)
Institutional Class	(157,452)	(467,366)
Total distributions to shareholders	(192,655)	(572,028)
Capital Transactions:
Net proceeds from shares sold:
Class A	38,266	234,369
Institutional Class	498,635	963,893
Reinvestment of distributions:
Class A	30,114	86,987
Class C	4,728	16,452
Institutional Class	153,503	447,989
Cost of shares redeemed:
Class A	(532,561)	(583,715)
Class C	(24,366)	(411,164)
Institutional Class	(2,744,763)	(6,500,790)
Net increase (decrease) in net assets from capital transactions	(2,576,444)	(5,745,979)

Total increase (decrease) in net assets	(3,235,250)	(3,259,250)
Net Assets:
Beginning of period	23,771,235	27,030,485
End of period	$20,535,985	$23,771,235
Capital Share Transactions:
Shares sold:
Class A	2,980	18,271
Institutional Class	39,605	77,916
Shares reinvested:
Class A	2,401	6,921
Class C	378	1,305
Institutional Class	12,209	35,714
Shares redeemed:
Class A	(43,096)	(47,147)
Class C	(1,987)	(33,362)
Institutional Class	(215,923)	(520,710)
Net increase (decrease) in capital share transactions	(203,433)	(461,092)

See accompanying Notes to Financial Statements.

West Loop Realty Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended
	June 30, 2024	For the Year Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.26	$11.99	$18.16	$14.06	$14.96	$12.20
Income from Investment Operations:
Net investment income (loss)[1]	0.10	0.18	0.16	0.10	0.14	0.15
Net realized and unrealized gain (loss)	(0.33)	1.36	(4.92)	5.41	(0.63)	3.45
Total from investment operations	(0.23)	1.54	(4.76)	5.51	(0.49)	3.60

Less Distributions:
From net investment income	(0.11)	(0.20)	(0.15)	(0.13)	(0.19)	(0.17)
From net realized gain	-	(0.07)	(1.26)	(1.28)	(0.22)	(0.67)
Total distributions	(0.11)	(0.27)	(1.41)	(1.41)	(0.41)	(0.84)

Net asset value, end of period	$12.92	$13.26	$11.99	$18.16	$14.06	$14.96

Total return[2]	(1.74)%[3]	13.05%	(26.15)%	39.41%	(3.25)%	29.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,539	$4,131	$3,999	$6,777	$5,213	$7,193

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.17%[4]	2.04%	1.85%	1.68%	1.61%	1.54%
After fees waived and expenses absorbed/recovered	1.35%[4]	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.73%[4]	0.78%	0.53%	0.30%	0.76%	0.83%
After fees waived and expenses absorbed/recovered	1.55%[4]	1.47%	1.03%	0.63%	1.02%	1.02%

Portfolio turnover rate	12%[3]	41%	36%	31%	39%	22%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. If these sales charges were included total returns would be lower.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

West Loop Realty Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended
	June 30, 2024	For the Year Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.18	$11.92	$18.05	$14.01	$14.90	$12.16
Income from Investment Operations:
Net investment income (loss)[1]	0.05	0.09	0.04	(0.02)	0.04	0.04
Net realized and unrealized gain (loss)	(0.32)	1.35	(4.87)	5.37	(0.63)	3.44
Total from investment operations	(0.27)	1.44	(4.83)	5.35	(0.59)	3.48

Less Distributions:
From net investment income	(0.06)	(0.11)	(0.04)	(0.03)	(0.08)	(0.07)
From net realized gain	-	(0.07)	(1.26)	(1.28)	(0.22)	(0.67)
Total distributions	(0.06)	(0.18)	(1.30)	(1.31)	(0.30)	(0.74)

Net asset value, end of period	$12.85	$13.18	$11.92	$18.05	$14.01	$14.90

Total return[2]	(2.04)%[3]	12.17%	(26.67)%	38.30%	(3.94)%	28.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,025	$1,073	$1,352	$2,155	$1,799	$2,334

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.92%[4]	2.79%	2.60%	2.43%	2.36%	2.29%
After fees waived and expenses absorbed/recovered	2.10%[4]	2.10%	2.10%	2.10%	2.10%	2.10%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.02)%[4]	0.03%	(0.22)%	(0.45)%	0.01%	0.08%
After fees waived and expenses absorbed/recovered	0.80%[4]	0.72%	0.28%	(0.12)%	0.27%	0.27%

Portfolio turnover rate	12%[3]	41%	36%	31%	39%	22%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of purchase. If the sales charge was included, total returns would be lower.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

West Loop Realty Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended
	June 30, 2024	For the Year Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.28	$12.01	$18.19	$14.08	$14.97	$12.22
Income from Investment Operations:
Net investment income (loss) [1]	0.11	0.21	0.20	0.15	0.18	0.18
Net realized and unrealized gain (loss)	(0.32)	1.37	(4.93)	5.40	(0.64)	3.45
Net increase from payments by affiliates	-	-	-	-	0.01	-
Total from investment operations	(0.21)	1.58	(4.73)	5.55	(0.45)	3.63

Less Distributions:
From net investment income	(0.12)	(0.24)	(0.19)	(0.16)	(0.22)	(0.21)
From net realized gain	-	(0.07)	(1.26)	(1.28)	(0.22)	(0.67)
Total distributions	(0.12)	(0.31)	(1.45)	(1.44)	(0.44)	(0.88)

Net asset value, end of period	$12.95	$13.28	$12.01	$18.19	$14.08	$14.97

Total return[2]	(1.54)%[3]	13.31%	(25.96)%	39.71%	(2.92)%[4]	29.86%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,972	$18,567	$21,679	$37,270	$27,493	$50,845

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.92%[5]	1.79%	1.60%	1.43%	1.36%	1.29%
After fees waived and expenses absorbed/recovered	1.10%[5]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.98%[5]	1.03%	0.78%	0.55%	1.01%	1.08%
After fees waived and expenses absorbed/recovered	1.80%[5]	1.72%	1.28%	0.88%	1.27%	1.27%

Portfolio turnover rate	12%[3]	41%	36%	31%	39%	22%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	The Advisor and UMBFS reimbursed the Fund $17,640 for losses from a trade error. The payment had a impact of 0.07% to the total return.
[5]	Annualized.

See accompanying Notes to Financial Statements.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Unaudited)

Note 1 – Organization

West Loop Realty Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to September 30, 2014, the Fund was known as Chilton Realty Income and Growth Fund. The Fund seeks to achieve current income and long-term growth of capital. The Fund commenced investment operations on December 31, 2013, with three classes of shares, Class A, Class C, and Institutional Class. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, "Financial Services - Investment Companies", Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024 (Unaudited)

(b) Real Estate Market Risk

The Fund concentrates investment of its assets in the real estate industry. Therefore, investment in the Fund will be closely linked to the performance of the real estate markets and will be susceptible to adverse economic, legal, regulatory, employment, cultural or technological developments in the industry.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

FASB Accounting Standard Codification, "Accounting for Uncertainty in Income Taxes", Topic 740 (ASC 740) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax periods ended December 31, 2020-2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividend income from real estate investment trusts (“REITs”) may be classified as dividend, capital gains, and/or return of capital. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e -4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.85% of the Fund’s average daily net assets. The Advisor engages Chilton Capital Management LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses of short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.35%, 2.10%, and 1.10% of the average daily net assets of the Class A Shares, Class C Shares, and Institutional Class Shares, respectively. This agreement is in effect until April 30, 2025, and may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2024, the Advisor waived a portion of its advisory fees totaling $87,369. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At June 30, 2024, the amount of these potentially recoverable expenses was $566,152. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of these amounts no later than December 31 of the years stated below:

2024	132,095
2025	174,166
2026	172,522
2027	87,369
Total	$566,152

UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2024, are reported on the Statement of Operations as Fund services fees.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024 (Unaudited)

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”) . The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended December 31, 2023, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2024, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2024, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$15,556,949

Gross unrealized appreciation	$5,107,763
Gross unrealized depreciation	(194,176)
Net unrealized appreciation (depreciation) on investments	$4,913,587

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024 (Unaudited)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2023, permanent differences in book and tax accounting have been reclassified to Capital and Total distributable income (loss) as follows:

Increase (Decrease)
Paid-in Capital	Total Distributable Investment Income (Loss)
$(630)	$630

As of December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	558,014
Tax accumulated earnings	558,014

Unrealized Deferred Compensation	(14,636)
Accumulated capital and other losses	-
Unrealized appreciation (depreciation) on investments	6,357,426
Total accumulated earnings (deficit)	$6,900,804

The tax character of distributions paid during the fiscal years ended December 31, 2023 and December 31, 2022 were as follows:

Distribution paid from:	2023	2022
Ordinary income	$409,649	$432,863
Net long-term capital gains	162,379	2,550,329
Total distributions paid	$572,028	$2,983,192

Note 5 – Investment Transactions

For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term investments, were $2,687,306 and $5,003,032, respectively.

Note 6 –Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and shareholder liaison services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024 (Unaudited)

For the six months ended June 30, 2024, distribution fees incurred are disclosed on the Statement of Operations.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (the “Plan”) to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2024, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, "Fair Value Measurement and Disclosures", Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$20,439,822	$-	$-	$20,439,822
Short-Term Investments	30,714	-	-	30,714
Total Investments	$20,470,536	$-	$-	$20,470,536

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contact.

Board Consideration of Investment Advisory Agreements (Unaudited)

At an in-person meeting held on June 4-5, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Advisor”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Chilton Capital Management LLC (the “Sub-Advisor”), with respect to the West Loop Realty Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the MSCI U.S. REIT Index (the “MSCI Index”) and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Real Estate fund universe (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended March 31, 2024; reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total returns for the five- and ten-year periods were above the Peer Group and Fund Universe median returns and the MSCI Index returns. For the three-year period, the Fund’s annualized total return was above the Peer Group median return, but below the Fund Universe median return and the MSCI Index return by 0.49% and 1.69%, respectively. The Fund’s total return for the one-year period was below the Peer Group and Fund Universe median returns and the MSCI Index return by 1.11%, 1.69%, and 3.52%, respectively. The Trustees considered the Sub-Advisor’s assertion that the Fund’s underperformance relative to the MSCI Index was due in part to the MSCI Index’s lack of exposure to cell towers, which generally underperformed during the one- and three-year periods, while the Fund had approximately equal-weight exposure (relative to other REIT indices) to cell towers during those periods. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the three-, five-, and ten-year periods.

The Board also considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisor, noting that the Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Fund Universe medians by 0.10%. The Trustees noted that the Advisor does not manage any other mutual funds, pension funds, or institutional separate accounts using the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Advisor. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.10% and 0.25%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2024, noting that the Advisor had waived a significant portion of its advisory fee for the Fund, and that the Advisor did not realize a profit with respect to the Fund.

The Board also considered the benefits received by the Advisor and its affiliates as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Chilton Capital Management LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund, and noted that the Fund’s sub-advisory fee was lower than the standard fees that the Sub-Advisor charges to its institutional clients for separately managed accounts with similar objectives and policies as the Fund. The Board observed that the Advisor pays the Sub-Advisor’s sub-advisory fee out of the Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of  the nature and quality of the services the Sub-Advisor provides to the Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of the Sub-Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/9/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/9/2024